Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0001050915
Registrant Name	Quanta Services, Inc.
Registration File Number	333-281209
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES